Trade and Other Receivables	12 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Trade and Other Receivables
4.	TRADE AND OTHER RECEIVABLES
The Company’s trade and other receivables are comprised of the following:

	June 30, 2021	June 30, 2020

Trade receivables	$23,441	$28,882
Derivative asset	257	—
Other receivables	730	423
Allowance for doubtful accounts	(315)	(315)

	$24,113	$28,990

At June 30, 2021, 5% of the Company’s accounts receivable balance is over 90 days past due (2020 – 1%). As at June 30, 2021, 37%, 26%, and 20% (2020 – 55%, 16%, and 16%) of the receivable balances are owing from three OEM and distributor partners.